Significant acquisition and equity transactions (Tables)	12 Months Ended
Dec. 31, 2015
Significant acquisition and equity transactions
Schedule of estimated fair values for major classes of assets acquired and liabilities assumed

	RMB	Weighted average amortization period at the acquisition date (in years)
Working capital, net	(14,501)
Liabilities assumed	(122,000)
Net tangible assets acquired	40,296
Intangible assets	1,248,024
Including: Customer Relationships	295,610	5
Trademarks	882,287	5
Non-compete agreement	70,127	3
Goodwill	60,000
Deferred tax liabilities	(295,634)
Noncontrolling interest	(228,952)

Total consideration	687,233